TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ 3,939	$ 3,343	$ (11,832)
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	92,000
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 11,400
Operating loss carryforwards utilization period	20 years
R&D credits carryforwards	$ 5,700
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 41,400
Operating loss carryforwards utilization period	9 years
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 30,000
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	18,900
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,100
FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 8,600